Related Party Transactions - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended		136 Months Ended	139 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Related Party Transaction [Line Items]
Dividend accrued	$ 5,000		$ 5,000	$ 108,000	$ 5,000	$ 5,000
Reversal of dividend accreted			93,000		93,000	93,000
Rent expense related to facility lease arrangement	28,000	27,000	113,000	106,000
Accrued dividend paid	0
Series D
Related Party Transaction [Line Items]
Dividend accrued		82,000	0		0
Series G
Related Party Transaction [Line Items]
Dividend accrued	0			108,000		0
Reversal of dividend accreted	$ 93,000		$ 93,000